UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		January 31, 2006


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			36
Form 13F Information Table Value Total:			106,867(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	11156	411675		SH	Sole	129406		282269
Armor Holdings			COM	042260109	5248	123057		SH	Sole	18560		104497
Authentidate Holding Corp.	COM	052666104	968	501425		SH	Sole	501425
BJ's Restaurants Inc.		COM	09180C106	2515	110000		SH	Sole	110000
Bankrate Inc.			COM	06646V108	2214	75000		SH	Sole	75000
Blue Coat Systems Inc.		COM	09534T508	2375	51950		SH	Sole	51950
Capital Source Inc.		COM	14055X102	2016	90000		SH	Sole	90000
Central Garden & Pet Co.	COM	153527106	3880	84460		SH	Sole	17075		67385
Clear Channel			COM	184502102	786	25000		SH	Sole			25000
Click Commerce, Inc.		COM	18681D208	1051	50000		SH	Sole	50000
CoStar Group Inc.		COM	22160N109	3042	70463		SH	Sole	13959		56504
Connetics			COM	208192104	2938	203305		SH	Sole	203305
Davita Inc.			COM	23918K108	3502	69161		SH	Sole	15142		54019
Dick's Sporting Goods Inc.	COM	253393102	3861	116159		SH	Sole	21824		94335
Earthlink Inc.			COM	270321102	1111	100000		SH	Sole	100000
Flir Systems			COM	302445101	3392	151903		SH	Sole	28230		123673
Genius Products, Inc.		COM	37229R206	1448	716700		SH	Sole	716700
Gevity Hr Inc.			COM	374393106	2241	87133		SH	Sole	17598		69535
Homestore.com Inc.		COM	437852106	5416	1061988		SH	Sole	468513		593475
Inyx Inc.			COM	461868101	774	411500		SH	Sole	411500
Langer Inc.			COM	515707107	1563	300600		SH	Sole	300600
Microstrategy			COM	594972408	2904	35125		SH	Sole	35125
Nautilus Group Inc.		COM	63910B102	2286	122502		SH	Sole	23267		99235
Opsware Inc.			COM	68383A101	7524	1108127		SH	Sole	488647		619480
Parametric Technology Corp.	COM	699173100	2530	414750		SH	Sole	89618		325132
Progressive Gaming Internation	COM	59862K108	2009	203500		SH	Sole	203500
Rae Systems Inc.		COM	75061P102	1113	317100		SH	Sole	69307		247793
SRS Labs, Inc.			COM	78464M106	658	100000		SH	Sole	100000
Salix Pharmaceuticals Ltd.	COM	795435106	2160	122852		SH	Sole	26217		96635
Scientific Games Corp.		COM	80874P109	5479	200826		SH	Sole	30219		170607
Symyx Technologies Inc.		COM	87155S108	5911	216589		SH	Sole	106306		110283
United Surgical Partners Inter	COM	913016309	2603	80977		SH	Sole	17050		63927
Vasco Data Security Intl.	COM	92230Y104	1972	200000		SH	Sole	200000
Vitesse				COM	928497106	22	11500		SH	Sole			11500
Wind River Systems		COM	973149107	6232	421935		SH	Sole	69576		352359
Witness Systems Inc.		COM	977424100	1967	100000		SH	Sole	100000

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